ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2021	2020
Property and equipment payables	$131,071	$49,161
Interest expenses payable	54,182	45,737
Operating expense and other accruals and liabilities	12,994	20,650
Advance customer deposits and ticket sales	2,259	2,403
Operating lease liabilities	899	995

	$201,405	$118,946